Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of income taxes [line items]
Tax loss carryforwards		$ (63.2)	$ (83.5)
Deferred tax assets (liabilities), net		(276.3)	(167.0)	$ (322.5)	$ (408.2)
Total deferred tax liability		(450.3)	(304.7)
Components of deferred tax assets and liabilities [Member]
Disclosure of income taxes [line items]
Temporary differences	[1]	228.2	165.9
Tax loss carryforwards		85.2	1.1
Functional currency effect of the non monetary assets	[2]	(559.0)	(316.5)
Gains not realized		38.4	33.0
Derivatives / Hedge Accounting		2.4	1.1
Effect of differences in fixed asset		(71.1)	(55.1)
Other differences between basis: account x tax	[3]	(0.4)	3.5
Deferred tax assets (liabilities), net		(276.3)	(167.0)
Total deferred tax asset		174.0	137.7
Total deferred tax liability		$ (450.3)	$ (304.7)

[1]	Temporary differences include non-deductible provisions, accelerated amortization of incentivized expenses with research and development, foreign exchange rate gains or losses included in income tax calculation in cash basis and other differences which will be included or excluded from the tax basis when realized for tax purposes.
[2]	The income tax and social contribution tax basis of Embraer are impacted by fluctuations in the exchange rate, since tax assets and liabilities are held in Brazilian Reais at their historical value and the accounting basis is in dollars (functional currency), as well as income tax expenses/revenues recorded in profit or loss. This item reflects the effect of these fluctuations.
[3]	Refers to differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes, such as adjustments to contract revenues, leases and right of use, impairment, among others.